Equity (Details) - Schedule of equity distribution - PEN (S/) S/ / shares in Units, S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Equity Distribution [Abstract]
Approval date by Board of Directors	Oct. 10, 2022	Apr. 29, 2021	Nov. 16, 2020
Declared dividends per share to be paid in cash S/.	S/ 0.42	S/ 0.79	S/ 0.23
Declared dividends	S/ 179,805	S/ 338,204	S/ 98,465